Pensions and Other Postretirement Benefits (Pension Plans with ABO and PBO in Excess of Plan Assets) (Details) - Pension Plan [Member] - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Information for the pension plans with an accumulated benefit obligation in excess of plan assets [Abstract]
Accumulated benefit obligation	$ 543	$ 542
Fair value of plan assets	199	111
Information for the pension plans with a projected benefit obligation in excess of plan assets
Projected benefit obligation	631	661
Fair value of plan assets	$ 278	$ 214